Unusual Whales Subversive Republican Trading ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Advertising - 0.2%
Interpublic Group of Cos., Inc.	2,958	$82,883

Aerospace & Defense - 1.6%
Lockheed Martin Corp.	596	289,620
RTX Corp.	3,756	434,645
		724,265

Agriculture - 0.7%
Philip Morris International, Inc.	2,800	336,980

Airlines - 0.9%
Delta Air Lines, Inc.	4,344	262,812
Southwest Airlines Co.	3,981	133,841
		396,653

Apparel - 0.3%
Skechers USA, Inc. - Class A (a)	2,126	142,952

Auto Manufacturers - 0.7%
Tesla, Inc. (a)	783	316,207
Workhorse Group, Inc. (a)(b)	1	0
		316,207

Banks - 6.1%
Bank of America Corp.	1,803	79,242
Citigroup, Inc.	1,803	126,913
Farmers & Merchants Bancorp, Inc.	3,077	90,618
JPMorgan Chase & Co.	8,293	1,987,915
United Bankshares, Inc.	2,842	106,717
Wells Fargo & Co.	4,641	325,984
Zions Bancorp NA	1,502	81,483
		2,798,872

Beverages - 0.2%
Coca-Cola Co.	1,506	93,764

Biotechnology - 2.1%
Amgen, Inc.	242	63,075
United Therapeutics Corp. (a)	2,539	895,861
		958,936

Building Materials - 0.9%
Fortune Brands Innovations, Inc.	1,920	131,194
Louisiana-Pacific Corp.	1,310	135,650
Simpson Manufacturing Co., Inc.	783	129,845
		396,689

Chemicals - 2.4%
Dow, Inc.	19,257	772,784
Linde PLC	787	329,493
		1,102,277

Coal - 0.2%
Alliance Resource Partners LP	3,576	94,013

Commercial Services - 1.9%
PayPal Holdings, Inc. (a)	6,550	559,043
Quanta Services, Inc.	246	77,748
Robert Half, Inc.	1,384	97,517

Valvoline, Inc. (a)	3,685	133,323
		867,631

Computers - 4.3%
Accenture PLC - Class A	3,092	1,087,735
Apple, Inc.	1,161	290,738
Crowdstrike Holdings, Inc. - Class A (a)	240	82,118
EPAM Systems, Inc. (a)	1,152	269,361
Fortinet, Inc. (a)	1,497	141,436
Insight Enterprises, Inc. (a)	785	119,398
		1,990,786

Distribution & Wholesale - 0.2%
Core & Main, Inc. - Class A (a)	2,184	111,187

Diversified Financial Services - 5.0%
AerCap Holdings NV	4,072	389,691
Blackrock, Inc.	67	68,682
Capital One Financial Corp.	1,892	337,382
Charles Schwab Corp.	4,443	328,827
Discover Financial Services	858	148,631
Houlihan Lokey, Inc.	785	136,323
Mastercard, Inc. - Class A	555	292,246
Stifel Financial Corp.	2,542	269,655
Visa, Inc. - Class A	1,044	329,946
		2,301,383

Electric - 1.1%
Dominion Energy, Inc.	4,930	265,530
NextEra Energy, Inc.	3,673	263,317
		528,847

Electrical Components & Equipment - 0.7%
Emerson Electric Co.	2,723	337,462
Nuvve Holding Corp. (a)(b)	0	0
		337,462

Electronics - 2.1%
Arrow Electronics, Inc. (a)	781	88,347
Honeywell International, Inc.	1,180	266,550
nVent Electric PLC	2,040	139,047
Plexus Corp. (a)	782	122,367
Sensata Technologies Holding PLC	2,723	74,610
Woodward, Inc.	1,688	280,917
		971,838

Engineering & Construction - 3.4%
Comfort Systems USA, Inc.	3,678	1,559,693

Environmental Control - 0.1%
Waste Management, Inc.	300	60,537

Food - 2.1%
Kraft Heinz Co.	2,489	76,437
Tyson Foods, Inc. - Class A	15,379	883,370
		959,807

Food Service - 0.5%
Aramark	5,940	221,621

Gas - 1.5%
National Fuel Gas Co.	11,662	707,650

Healthcare-Products - 0.8%
Boston Scientific Corp. (a)	2,612	233,304
Danaher Corp.	269	61,749
Thermo Fisher Scientific, Inc.	130	67,630
		362,683

Healthcare-Services - 2.4%
Elevance Health, Inc.	1,266	467,027
Humana, Inc.	557	141,317
IQVIA Holdings, Inc. (a)	544	106,901
UnitedHealth Group, Inc.	794	401,653
		1,116,898

Home Builders - 0.1%
LGI Homes, Inc. (a)	720	64,368

Household Products & Wares - 0.4%
Clorox Co.	1,261	204,799

Insurance - 4.5%
Allstate Corp.	5,403	1,041,644
Chubb Ltd.	542	149,755
Equitable Holdings, Inc.	5,320	250,944
Marsh & McLennan Cos., Inc.	782	166,105
Primerica, Inc.	605	164,209
Willis Towers Watson PLC	965	302,277
		2,074,934

Internet - 2.4%
Amazon.com, Inc. (a)	1,694	371,647
ePlus, Inc. (a)	1,021	75,431
Gen Digital, Inc.	6,396	175,123
Meta Platforms, Inc. - Class A	538	315,004
Uber Technologies, Inc. (a)	2,484	149,835
		1,087,040

Iron & Steel - 1.2%
Cleveland-Cliffs, Inc. (a)	27,182	255,510
Nucor Corp.	1,266	147,755
United States Steel Corp.	4,915	167,061
		570,326

Lodging - 0.8%
Hilton Worldwide Holdings, Inc.	260	64,262
Las Vegas Sands Corp.	6,098	313,193
		377,455

Machinery-Construction & Mining - 0.6%
Oshkosh Corp.	2,871	272,946

Machinery-Diversified - 1.2%
Applied Industrial Technologies, Inc.	484	115,903
Dover Corp.	484	90,798
Gates Industrial Corp. PLC (a)	3,616	74,381
Rockwell Automation, Inc.	912	260,641
		541,723

Media - 1.5%
Charter Communications, Inc. - Class A (a)	1,077	369,163
Liberty Broadband Corp. - Class C (a)	1,084	81,040
Walt Disney Co.	961	107,007
Warner Bros Discovery, Inc. (a)	12,805	135,349
		692,559

Mining - 0.6%
Alcoa Corp.	2,376	89,765
Barrick Gold Corp.	7,120	110,360
Freeport-McMoRan, Inc.	2,040	77,683
		277,808

Miscellaneous Manufacturing - 0.4%
3M Co.	422	54,476
Donaldson Co., Inc.	1,621	109,174
		163,650

Oil & Gas - 6.0%
Chevron Corp.	6,921	1,002,438
ConocoPhillips	8,345	827,574
Devon Energy Corp.	3,719	121,723
Exxon Mobil Corp.	983	105,741
Occidental Petroleum Corp.	3,033	149,860
Phillips 66	365	41,584
Shell PLC - ADR	8,261	517,552
		2,766,472

Packaging & Containers - 0.5%
AptarGroup, Inc.	605	95,046
TriMas Corp.	5,019	123,417
		218,463

Pharmaceuticals - 2.1%
AbbVie, Inc.	481	85,474
AstraZeneca PLC - ADR	667	43,702
Henry Schein, Inc. (a)	2,152	148,918
Johnson & Johnson	3,559	514,703
Neurocrine Biosciences, Inc. (a)	600	81,900
Novo Nordisk AS - ADR	1,358	116,815
		991,512

Pipelines - 2.3%
Energy Transfer LP	13,295	260,449
NGL Energy Partners LP (a)	48,743	243,228
ONEOK, Inc.	1,507	151,303
Williams Cos., Inc.	7,851	424,896
		1,079,876

Private Equity - 0.2%
KKR & Co., Inc.	540	79,871

Retail - 6.3%
Bath & Body Works, Inc.	11,191	433,875
Beacon Roofing Supply, Inc. (a)	1,801	182,946
BJ's Wholesale Club Holdings, Inc. (a)	2,720	243,032
Costco Wholesale Corp.	479	438,893
Dollar Tree, Inc. (a)	2,106	157,824
FirstCash Holdings, Inc.	2,278	236,001
Home Depot, Inc.	1,024	398,326
O'Reilly Automotive, Inc. (a)	299	354,554
Penske Automotive Group, Inc.	485	73,933
Starbucks Corp.	1,150	104,937
Suburban Propane Partners LP	12,331	212,093
TJX Cos., Inc.	485	58,593
		2,895,007

Semiconductors - 9.5%
Advanced Micro Devices, Inc. (a)	1,158	139,875
Applied Materials, Inc.	369	60,010
ASML Holding NV	714	494,859
Broadcom, Inc.	1,621	375,813
Entegris, Inc.	1,082	107,183
Intel Corp.	43,630	874,781
KLA Corp.	91	57,341
NVIDIA Corp.	11,940	1,603,423
QUALCOMM, Inc.	669	102,772
Texas Instruments, Inc.	3,144	589,531
		4,405,588

Software - 7.5%
Adobe, Inc. (a)	197	87,602
Autodesk, Inc. (a)	664	196,258
Cadence Design Systems, Inc. (a)	782	234,960
Fidelity National Information Services, Inc.	13,073	1,055,906
Intuit, Inc.	415	260,827
Microsoft Corp.	1,417	597,265
Oracle Corp.	423	70,489
Progress Software Corp.	1,142	74,401
PTC, Inc. (a)	480	88,258
SAP SE - ADR	1,484	365,376
ServiceNow, Inc. (a)	180	190,822
Workday, Inc. - Class A (a)	921	237,646
		3,459,810

Telecommunications - 5.3%
Arista Networks, Inc. (a)	9,598	1,060,867
AT&T, Inc.	48,911	1,113,703
Cisco Systems, Inc.	1,747	103,422
T-Mobile US, Inc.	842	185,855
		2,463,847

Transportation - 0.9%
FedEx Corp.	1,441	405,397
TOTAL COMMON STOCKS (Cost $42,481,763)		44,635,965

REAL ESTATE INVESTMENT TRUSTS - 2.5%
REITS - 2.5%
Simon Property Group, Inc.	6,618	1,139,686
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,034,871)		1,139,686

CLOSED END FUNDS - 0.1%
Hercules Capital, Inc.	3,388	68,065
TOTAL CLOSED END FUNDS (Cost $66,162)		68,065

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.41% (c)	315,161	315,161
TOTAL SHORT-TERM INVESTMENTS (Cost $315,161)		315,161

TOTAL INVESTMENTS - 100.0% (Cost $43,897,957)		46,158,877
Other Assets in Excess of Liabilities - 0.0% (d)		2,262
TOTAL NET ASSETS - 100.0%		$46,161,139

Percentages are stated as a percent of net assets.             –%

ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Amount represenets less than $0.50.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Unusual Whales Subversive Republican Trading ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$44,635,965	$—	$—	$44,635,965
Real Estate Investment Trusts	1,139,686	—	—	1,139,686
Closed End Funds	68,065	—	—	68,065
Money Market Funds	315,161	—	—	315,161
Total Investments	$46,158,877	$—	$—	$46,158,877

Refer to the Schedule of Investments for further disaggregation of investment categories.